Intangible Assets, Net (Details 1)	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	24.00%
Customer contracts and relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	7.00%
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	32.00%
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	10.00%